Net Loss Per Share (Detail) - Net Loss Per Share	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Common share equivalents excluded from denominator for diluted earnings per share computation	112,526,942	89,743,863	129,716,933	70,061,153
Stock Options [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	76,024	220,864	121,032	247,294
Restricted Stock [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	167	29,451	18,695	54,082
Series A CPS [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	28,343,520	20,312,694	27,799,325	23,844,479
Series B CPS [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	19,607,843	7,739,938	39,215,686	9,263,548
Series C CPS [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	3,233,734	3,233,734	3,233,734	2,631,285
Series A1 Convertible Preferred Stock [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	32,067,956	30,256,183	31,019,035	17,788,797
Convertible Promissory Notes Payable [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	29,197,698	27,950,999	28,309,426	16,231,668